Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Hierarchy of Master Trust
The following table sets forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2025:

(Dollars in Thousands)	Level 1	Level 2	Total
Common stock	$1,285,715	$—	$1,285,715
Mutual funds - U.S	281,508	—	281,508
Common collective trust funds	—	1,211,587	1,211,587
Total investments in the fair value hierarchy	$1,567,223	$1,211,587	$2,778,810

Common collective trust funds
measured at NAV (a)			$143,778

Total assets at fair value			$2,922,588

The following table sets forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2024:

(Dollars in Thousands)	Level 1	Level 2	Total
Common stock (b)	$1,229,963	$—	$1,229,963
Mutual funds - U.S (b)	252,656	—	252,656
Common collective trust funds (b)	—	1,065,298	1,065,298
Total investments in the fair value hierarchy	$1,482,619	$1,065,298	$2,547,917

Common collective trust funds
measured at NAV (a)			$126,014

Total assets at fair value			$2,673,931

(a) The investments held in the common collective trust funds measured at NAV include Vontobel and Morgan Stanley International Equity Funds. These investments do not have a readily determinable fair value and are valued at NAV as a practical expedient.

(b) In the prior year financial statements, certain investments were previously listed as Mutual Funds and Common Stock. Upon further analysis, these investments better fit into the description of Common Collective Trust Funds. In 2025, the Plan revised its classification. To be consistent with the current year presentation, the 2024 presentation has been adjusted accordingly as the adjustments were deemed not material.